RELATED PARTY TRANSACTIONS - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 37,921	R$ 38,903	R$ 42,181
Post-employment benefits	436	444	453
Other long-term benefits	1,296	383
Employment contract termination benefits		41
Total	R$ 39,653	R$ 39,771	R$ 42,634